UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number 811-6669

Name of Fund:  BlackRock Fundamental Growth Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Fundamental Growth Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/2007

Date of reporting period: 03/01/07 - 05/31/07

Item 1 - Schedule of Investments


BlackRock Fundamental Growth Fund, Inc.


Schedule of Investments as of May 31, 2007 (unaudited)

                                              Shares
Industry                                        Held    Common Stocks                                                   Value
Aerospace & Defense - 6.5%                   965,600    Boeing Co.                                                $    97,129,704
                                           1,004,700    Lockheed Martin Corp.                                          98,561,070
                                              99,500    Precision Castparts Corp.                                      11,896,220
                                             529,300    Spirit Aerosystems Holdings, Inc. Class A (c)                  18,477,863
                                           1,028,800    United Technologies Corp.                                      72,581,840
                                                                                                                  ---------------
                                                                                                                      298,646,697

Beverages - 1.8%                           1,217,700    PepsiCo, Inc.                                                  83,205,441

Biotechnology - 3.9%                         803,800    Celgene Corp. (a)(c)                                           49,224,712
                                             712,100    Genentech, Inc. (a)(c)                                         56,804,217
                                             883,000    Gilead Sciences, Inc. (a)(c)                                   73,085,910
                                                                                                                  ---------------
                                                                                                                      179,114,839

Capital Markets - 4.5%                     2,791,200    The Charles Schwab Corp. (a)                                   62,718,264
                                             565,000    Franklin Resources, Inc. (a)                                   76,693,100
                                             969,800    State Street Corp. (a)                                         66,208,246
                                                                                                                  ---------------
                                                                                                                      205,619,610

Chemicals - 4.6%                             588,700    Air Products & Chemicals, Inc. (a)                             45,912,713
                                           1,258,500    Monsanto Co. (a)                                               77,523,600
                                             341,700    Potash Corp. of Saskatchewan Inc.                              24,243,615
                                             961,800    Praxair, Inc.                                                  65,488,962
                                                                                                                  ---------------
                                                                                                                      213,168,890

Communications Equipment - 5.9%            6,107,300    Cisco Systems, Inc. (c)                                       164,408,516
                                           2,238,600    Corning, Inc. (a)(c)                                           55,965,000
                                           1,173,900    QUALCOMM, Inc.                                                 50,419,005
                                                                                                                  ---------------
                                                                                                                      270,792,521

Computers & Peripherals - 2.6%               506,300    Apple Computer, Inc. (c)                                       61,545,828
                                           3,499,700    EMC Corp. (a)(c)                                               59,109,933
                                                                                                                  ---------------
                                                                                                                      120,655,761

Construction & Engineering - 1.5%            338,400    Fluor Corp. (a)                                                35,227,440
                                             542,400    Jacobs Engineering Group, Inc. (c)                             31,432,080
                                                                                                                  ---------------
                                                                                                                       66,659,520

Diversified Financial Services - 2.2%         97,600    Chicago Mercantile Exchange Holdings, Inc. (a)                 51,825,600
                                             923,900    JPMorgan Chase & Co.                                           47,885,737
                                                                                                                  ---------------
                                                                                                                       99,711,337

Electrical Equipment - 1.6%                1,487,700    Emerson Electric Co.                                           72,079,065

Energy Equipment & Services - 8.7%           659,300    Baker Hughes, Inc. (a)                                         54,379,064
                                             394,500    FMC Technologies, Inc. (a)(c)                                  29,824,200
                                             986,500    Grant Prideco, Inc. (a)(c)                                     56,023,335
                                             657,500    National Oilwell Varco, Inc. (a)(c)                            62,100,875
                                             992,800    Schlumberger Ltd. (a)                                          77,309,336
                                             616,300    Transocean, Inc. (c)                                           60,545,312
                                           1,082,400    Weatherford International Ltd. (a)(c)                          58,817,616
                                                                                                                  ---------------
                                                                                                                      398,999,738

Food & Staples Retailing - 2.0%            2,396,700    CVS Corp./Caremark Corp.                                       92,368,818

Health Care Equipment & Supplies - 3.9%      339,400    Alcon, Inc. (a)                                                46,857,564
                                             369,400    Intuitive Surgical, Inc. (a)(c)                                50,840,522
                                             908,500    Zimmer Holdings, Inc. (c)                                      80,002,510
                                                                                                                  ---------------
                                                                                                                      177,700,596

Hotels, Restaurants &                        987,900    International Game Technology                                  39,703,701
Leisure - 4.6%                             1,289,400    McDonald's Corp.                                               65,179,170
                                           2,379,700    Starbucks Corp. (c)                                            68,559,157
                                             573,700    Yum! Brands, Inc.                                              38,850,964
                                                                                                                  ---------------
                                                                                                                      212,292,992

Household Products - 2.5%                  1,808,600    The Procter & Gamble Co.                                      114,936,530

IT Services - 3.2%                           426,200    Cognizant Technology Solutions Corp. (a)(c)                    33,482,272
                                           1,057,500    Infosys Technologies Ltd.                                      50,094,847
                                           2,562,600    Satyam Computer Services Ltd.                                  29,655,603
                                           1,182,200    Tata Consultancy Services Ltd.                                 35,180,677
                                                                                                                  ---------------
                                                                                                                      148,413,399

Industrial Conglomerates - 3.8%            3,018,900    General Electric Co.                                          113,450,262
                                             587,000    Textron, Inc.                                                  62,985,100
                                                                                                                  ---------------
                                                                                                                      176,435,362

Insurance - 2.0%                           1,237,300    American International Group, Inc.                             89,506,282

Internet Software & Services - 6.3%        1,306,600    Akamai Technologies, Inc. (a)(c)                               57,764,786
                                             352,100    Google, Inc. Class A (c)                                      175,257,775
                                           1,905,100    Yahoo! Inc. (a)(c)                                             54,676,370
                                                                                                                  ---------------
                                                                                                                      287,698,931

Life Sciences Tools &                        424,500    Covance, Inc. (a)(c)                                           28,250,475
Services - 3.3%                            1,811,800    Thermo Fisher Scientific, Inc. (c)                             98,924,280
                                             365,800    Waters Corp. (c)                                               22,057,740
                                                                                                                  ---------------
                                                                                                                      149,232,495

Machinery - 1.0%                             186,700    Deere & Co.                                                    22,491,749
                                             275,800    Terex Corp. (c)                                                23,379,566
                                                                                                                  ---------------
                                                                                                                       45,871,315

Media - 2.3%                               2,584,350    Comcast Corp. Class A (a)(c)                                   70,837,033
                                             961,700    Walt Disney Co. (a)                                            34,082,648
                                                                                                                  ---------------
                                                                                                                      104,919,681

Metals & Mining - 1.3%                       303,100    Allegheny Technologies, Inc. (a)                               35,035,329
                                             329,000    Freeport-McMoRan Copper & Gold, Inc. Class B (a)               25,892,300
                                                                                                                  ---------------
                                                                                                                       60,927,629

Multiline Retail - 1.1%                      984,300    Nordstrom, Inc. (a)                                            51,114,699

Oil, Gas & Consumable Fuels - 2.8%         1,560,300    Exxon Mobile Corp.                                            129,770,151

Pharmaceuticals - 3.4%                     1,534,100    Abbott Laboratories                                            86,446,534
                                           1,301,000    Merck & Co., Inc.                                              68,237,450
                                                                                                                  ---------------
                                                                                                                      154,683,984

Semiconductors &                           1,814,600    Applied Materials, Inc.                                        34,658,860
Semiconductor Equipment - 1.5%               966,100    Nvidia Corp. (a)(c)                                            33,494,687
                                                                                                                  ---------------
                                                                                                                       68,153,547

Software - 5.3%                            1,350,300    Adobe Systems, Inc. (c)                                        59,521,224
                                             964,400    Electronic Arts, Inc. (a)(c)                                   47,130,228
                                           2,205,000    Microsoft Corp.                                                67,627,350
                                           3,598,700    Oracle Corp. (a)(c)                                            69,742,806
                                                                                                                  ---------------
                                                                                                                      244,021,608

Textiles, Apparel &
Luxury Goods - 3.3%                        1,953,200    Coach, Inc. (c)                                               100,316,352
                                             899,100    Nike, Inc. Class B                                             51,023,925
                                                                                                                  ---------------
                                                                                                                      151,340,277

Tobacco - 1.7%                             1,103,200    Altria Group, Inc.                                             78,437,520

                                                        Total Common Stocks
                                                        (Cost - $3,716,642,679) - 99.1%                             4,546,479,235




                                          Beneficial
                                            Interest    Short-Term Securities
                                       $  60,996,393    BlackRock Liquidity Series, LLC
                                                        Cash Sweep Series, 5.26% (b)(d)                                60,996,393
                                         872,562,650    BlackRock Liquidity Series, LLC
                                                        Money Market Series, 5.33% (b)(d)(e)                          872,562,650

                                                        Total Short-Term Securities
                                                        (Cost - $933,559,043) - 20.4%                                 933,559,043




                                           Number of
                                           Contracts    Options Purchased
Call Options Purchased                        27,170    General Electric Co., expiring
                                                        January 2008 at USD 35                                         10,460,450
                                              25,100    Semiconductor HOLDRs Trust, expiring
                                                        November 2007 at USD 37.5                                       5,245,900
                                              28,576    Yahoo! Inc., expiring January 2008 at USD 35                    3,857,760

                                                        Total Options Purchased
                                                        (Premiums Paid - $21,439,157) - 0.4%                           19,564,110

                                                        Total Investments
                                                        (Cost - $4,671,640,879) - 119.9%                            5,499,602,388




                                           Number of
                                           Contracts    Options Written
Call Options Written                          57,359    General Electric Co., expiring
                                                        January 2008 at USD 37.5                                     (12,618,980)
                                              19,051    Yahoo! Inc., expiring January 2008 at USD 32.5                (3,810,200)
                                                                                                                  ---------------
                                                                                                                     (16,429,180)

Put Options Written                           19,051    Yahoo! Inc., expiring January 2008 at USD 32.5                (9,716,010)

                                                        Total Options Written
                                                        (Premiums Received - $17,928,673) - (0.6%)                   (26,145,190)

                                                        Total Investments, Net of Options Written
                                                        (Cost - $4,653,712,206*) - 119.3%                           5,473,457,198
                                                        Liabilities in Excess of Other Assets - (19.3%)             (886,425,953)
                                                                                                                  ---------------
                                                        Net Assets - 100.0%                                       $ 4,587,031,245
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of May 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                              $     4,654,786,931
                                                ===================
    Gross unrealized appreciation               $       862,941,337
    Gross unrealized depreciation                      (44,271,070)
                                                -------------------
    Net unrealized appreciation                 $       818,670,267
                                                ===================


(a) Security, or a portion of security, is on loan.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                Net              Interest
    Affiliate                                 Activity            Income

    BlackRock Liquidity Series,
      LLC Cash Sweep Series               $  (133,903,120)     $  5,087,836
    BlackRock Liquidity Series,
      LLC Money Market Series             $    121,819,950     $    528,991


(c) Non-income producing security.

(d) Represents the current yield as of May 31, 2007.

(e) Security was purchased with the cash proceeds from securities loans.

  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.



Item 2 -  Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
          (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -  Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Fundamental Growth Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Fundamental Growth Fund, Inc.


Date: July 24, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Fundamental Growth Fund, Inc.


Date: July 24, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Fundamental Growth Fund, Inc.


Date: July 24, 2007